UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07292

                    NORTH AMERICAN GOVERNMENT BOND FUND, INC.
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         40 West 57th Street, 18th Floor
                            New York, New York 10019
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2006

              Date of reporting period: May 1, 2006 - July 31, 2006

Item 1.  Schedule of Investments

NORTH AMERICAN GOVERNMENT BOND FUND

Schedule of Investments (unaudited)                                                                           July 31, 2006

                                                                        Interest Maturity    Par/Nominal        Market
Security                                                                 Rate     Date        Value(1)          Value
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

CANADIAN SECURITIES - 7.94%
Canadian Government Bond                                                4.500%      6/1/15   C 14,800,000      $ 13,259,968
                                                                                                          ------------------
                                                                                                          ------------------

              Total Canadian Securities
                     (Cost $13,064,803)                                                                          13,259,968
                                                                                                          ------------------
                                                                                                          ------------------

MEXICAN SECURITIES - 8.96%
Mexican Bono(2)                                                         8.000%    12/24/08  P  46,600,000         4,299,034
Mexican Bono(2)                                                         9.000%    12/20/11     80,322,900         7,653,005
Mexican Bono(2)                                                         9.000%    12/20/12     31,782,400         3,028,473
                                                                                                          ------------------
                                                                                                          ------------------

              Total Mexican Securities
                     (Cost $14,789,212)                                                                          14,980,512
                                                                                                          ------------------
                                                                                                          ------------------

US SECURITIES - 80.69%
US Treasury Bond                                                        7.625%     2/15/25   $ 10,100,000        13,025,844
US Treasury Bond                                                        6.000%     2/15/26     11,500,000        12,667,969
US Treasury Bond                                                        6.375%     8/15/27     22,100,000        25,504,781
US Treasury Note                                                        2.500%    10/31/06      9,500,000         9,439,140
US Treasury Note                                                        3.125%     1/31/07      2,000,000         1,980,312
US Treasury Note                                                        3.000%     2/15/08     16,100,000        15,622,031
US Treasury Note                                                        3.250%     8/15/08      5,500,000         5,320,391
US Treasury Note                                                        3.125%     9/15/08      2,000,000         1,927,188
US Treasury Note                                                        5.000%     2/15/11     19,500,000        19,597,500
US Treasury Note                                                        4.875%     4/30/11      8,300,000         8,285,734
US Treasury Note                                                        5.000%     8/15/11      6,500,000         6,538,594
US Treasury Note                                                        4.250%     8/15/13      4,250,000         4,079,336
US Treasury Note                                                        4.125%     5/15/15     11,500,000        10,824,375
                                                                                                          ------------------
                                                                                                          ------------------

              Total US Securities
                     (Cost $143,329,960)                                                                        134,813,195
                                                                                                          ------------------
                                                                                                          ------------------

REPURCHASE AGREEMENT - 1.29%
             JPMorgan Chase Bank, N.A.
                            Dated 7/31/06, 4.800%, principal and interest in the amount of $2,150,860 due 8/1/06, collaterized by US Treasury Security, par value of $2,150,000,
                            due 8/15/13 with a value of $2,196,173                                                2,150,000
                                                                                                          ------------------
                                                                                                          ------------------

              Total Repurchase Agreement
                     (Cost $2,150,000)                                                                            2,150,000
                                                                                                          ------------------
                                                                                                          ------------------

Total Investments - 98.88%
                  (Cost $173,333,975)*                                                                          165,203,675
Other Assets in Excess of Liabilities - 1.12%                                                                     1,873,669
                                                                                                          ------------------
                                                                                                          ------------------
Net Assets - 100.00%                                                                                          $ 167,077,344
                                                                                                          ==================
                                                                                                          ==================

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

1 Par Value is shown in local currency: Canadian dollars (C), Mexican pesos (P) and US dollars ($).
2 Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and the net unrealized appreciation (depreciation) on a tax basis consists of:

     Gross Unrealized Appreciation                                $413,193
     Gross Unrealized Depreciation                              (8,543,493)
                                                               ------------
                                                               ------------
     Net Unrealized Appreciation (Depreciation)                ($8,130,300)
                                                               ============
                                                               ============

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


NORTH AMERICAN GOVERNMENT BOND FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    9/27/06
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Treasurer

Date:    9/27/06
         __________________________